Operating leases	12 Months Ended
Dec. 31, 2023
Operating leases
Operating leases

12. Operating leases

Operating leases of the Group primarily consist of leases of offices and data centers. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

The components of lease expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Operating lease cost	726,359	729,038	645,678
Short‑term lease cost	467,384	416,215	400,926
Variable lease cost	121,353	150,994	97,548
Total lease cost	1,315,096	1,296,247	1,144,152

12. Operating leases (Continued)

Supplemental cash flows information related to leases is as follows:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Cash payments for operating leases	761,352	783,337	717,407
ROU assets obtained in exchange for operating lease liabilities	910,144	978,608	534,313

As of December 31, 2023, the Company’s operating leases had a weighted average remaining lease term of 2.84 years and a weighted average discount rate of 4.78%.

Maturities of lease liabilities are as follows:

As of December 31
2023
RMB

2024	455,979
2025	285,785
2026	174,686
2027	57,153
Thereafter	121,847
Total undiscounted lease payments	1,095,450
Less: imputed interest	(126,314)
Total lease liabilities	969,136